Right-of-use assets	6 Months Ended
Feb. 28, 2025
Right-of-use assets
Right-of-use assets

5. Right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2023	3,839,792	—	43,919	3,883,711
Additions	—	67,432	170,037	237,469
Disposals	(2,186,552)	—	—	(2,186,552)
Deconsolidation on sale of subsidiary	(1,549,425)	—	(46,656)	(1,596,081)
Currency translation	9,433	—	1,113	10,546
Balance at August 31, 2024	113,248	67,432	168,413	349,093
Additions	—	—	62,296	62,296
Disposal	—	—	(79,356)	(79,356)
Currency translation	4,620	1,910	-	6,530
Balance at February 28, 2025	117,868	69,342	151,353	338,563

Accumulated depreciation
Balance at August 31, 2023	1,438,344	—	30,774	1,469,118
Depreciation	524,772	8,429	71,385	604,586
Disposal	(1,193,933)	—	—	(1,193,933)
Deconsolidation on sale of subsidiary	(748,972)	—	(42,513)	(791,485)
Balance at August 31, 2024	20,211	8,429	59,646	88,286
Depreciation	19,272	16,858	32,435	68,565
Disposal	—	—	(33,065)	(33,065)
Balance at February 28, 2025	39,483	25,287	59,016	123,786
Net carrying amount
As at August 31, 2024	93,037	59,003	108,767	260,807
As at February 28, 2025	78,385	44,055	92,337	214,777

During the year ended August 31, 2024, the Company sold its subsidiary EB Rental, Ltd., which resulted in the deconsolidation of the subsidiary’s right-of-use assets. As a result, the Company deconsolidated right-of-use assets with a net book value of $804,596.